FINANCIAL INSTRUMENTS (Details 2) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash	$ 24,765,000		$ 11,713,000	$ 9,625,000	$ 3,252,000
Amounts receivable	1,208,000		529,000
Long-term investments	3,939,000		4,176,000
Warrant liability	$ 680,000		$ 278,000
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash		$ 24,765,000
Amounts receivable		0
Long-term investments		3,939,000
Total financial assets		28,704,000
Warrant liability		0
Total financial liabilities		0
Level 2 of fair value hierarchy [Member]
Statement [Line Items]
Cash		0
Amounts receivable		1,208,000
Long-term investments		0
Total financial assets		1,208,000
Warrant liability		0
Total financial liabilities		0
Level 3 of fair value hierarchy [Member]
Statement [Line Items]
Cash		0
Amounts receivable		0
Long-term investments		40,000
Total financial assets		40,000
Warrant liability		(741,000)
Total financial liabilities		$ (741,000)